UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2022

Date of reporting period:	2/28/2022

Item 1 – Reports to Stockholders

PGIM MUNI HIGH INCOME FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies ©2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Muni High Income Fund informative and useful. The report covers performance for the six-month period ended February 28, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Muni High Income Fund

April 15, 2022

PGIM Muni High Income Fund     3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/22 (without sales charges)	Average Annual Total Returns as of 2/28/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception(%)
Class A	-3.16	-2.38	3.54	4.13	—
Class C	-3.53	-0.87	3.45	3.70	—
Class Z	-3.06	1.12	4.47	4.73	—
Class R6	-3.01	1.21	N/A	N/A	4.19 (06/27/2017)
Bloomberg Municipal Bond Index
	-3.09	-0.66	3.24	3.15	—
Bloomberg Municipal High Yield Bond Index
	-2.54	3.46	6.07	5.92	—
Bloomberg Municipal Bond Index (50%)/Bloomberg Municipal High Yield Bond Index (50%)
	-2.82	1.38	4.67	4.55	—

Average Annual Total Returns as of 2/28/22 Since Inception (%)
Class R6 (06/27/2017)
Bloomberg Municipal Bond Index	3.00
Bloomberg Municipal High Yield Bond Index	6.02
Bloomberg Municipal Bond Index (50%)/Bloomberg Municipal High Yield Bond Index (50%)	4.53

*Not annualized

Since Inception returns are provided for any share class that has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price.	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Municipal Bond Index—The Bloomberg Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Bloomberg Municipal High Yield Bond Index—The Bloomberg Municipal High Yield Bond Index is an unmanaged index of non-rated or Ba1 or below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed.

Bloomberg Municipal Bond Index (50%) /Bloomberg Municipal High Yield Bond Index (50%)—This is a custom blend of the Bloomberg Municipal Bond Index (50%) and the Bloomberg Municipal High Yield Bond Index (50%).

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Muni High Income Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 2/28/22
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.0 (%)	40.8 (%)		37.0 (%)	40.8 (%)
Class A	0.15	1.70	2.70	2.87	1.68	2.67	2.84
Class C	0.11	0.99	1.57	1.67	0.96	1.52	1.62
Class Z	0.16	1.98	3.14	3.34	1.95	3.10	3.29
Class R6	0.17	2.07	3.29	3.50	2.01	3.19	3.40

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only. The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. The taxable equivalent yields presented in the table use the highest marginal federal individual income tax rate (37.0%) and the highest marginal federal individual income tax rate plus the 3.8% net investment income tax (40.8%).

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Credit Quality expressed as a percentage of total investments as of 2/28/22 (%)
AAA	3.3
AA	11.8
A	24.2
BBB	26.7
BB	8.5
B	1.2
CCC	1.1
Not Rated	23.1
Cash/Cash Equivalents	0.1
Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Muni High Income Fund	7

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

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provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Muni High Income Fund		Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$ 968.40	0.80%	$3.90
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
Class C	Actual	$1,000.00	$ 964.70	1.57%	$7.65
	Hypothetical	$1,000.00	$1,017.01	1.57%	$7.85
Class Z	Actual	$1,000.00	$ 969.40	0.58%	$2.83
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91
Class R6	Actual	$1,000.00	$ 969.90	0.49%	$2.39
	Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2022, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Muni High Income Fund	9

PGIM Muni High Income Fund

Schedule of Investments  (unaudited)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 101.3%

MUNICIPAL BONDS

Alabama 2.9%

Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1, (Mandatory Put Date 12/01/26)	4.000%(cc)	10/01/52	5,000	$5,394,182
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	4,035	4,481,095
Proj. No. 6, Series B (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	10,500	11,364,361
Proj. Series B-1, (Mandatory Put Date 10/01/27)	4.000(cc)	04/01/53	3,000	3,258,390
Jefferson Cnty. Swr. Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	534,184
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	535,924
Southeast Energy Auth. Cooperative Dist. Rev.,
Proj. No. 2, Series B (Mandatory put date 12/01/31)	4.000(cc)	12/01/51	3,700	4,210,553

				29,778,689

Alaska 0.7%

Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	4,710,755
Northern Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	2,149,497
Sr. Series B-2, Class 2, Rfdg., CABS	4.199(t)	06/01/66	1,000	158,974

				7,019,226

Arizona 4.4%

Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	1,105,513
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,600	1,687,316
Pinecrest Academy-Horizon Inspirada & St. Rose
Campus, Series A, 144A	5.750	07/15/48	1,500	1,666,934
Somerset Academy of LV-Aliante & Skye Canyon
Campus Proj., Series A, 144A	4.000	12/15/51	700	712,171
Glendale Indl. Dev. Auth. Rev.,
Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,500	1,640,189
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Commercial Metals Co. Proj., AMT, 144A	4.000	10/15/47	3,500	3,621,164
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,141,194
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,083,244
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	1,074,173

See Notes to Financial Statements.

PGIM Muni High Income Fund     11

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Arizona (cont’d.)

Phoenix City Indl. Dev. Auth. Rev., (cont’d.)
Basis Schs. Projs., Series A, Rfdg., 144A	5.000%	07/01/46	1,000	$1,073,272
Great Hearts Academies Proj.	5.000	07/01/44	2,250	2,361,561

Pima Cnty. Indl. Dev. Auth. Rev.,
Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	3,000	3,074,708
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	4,890	6,002,545
Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	12,300	15,939,932
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	1,140,317
Friendship Vlg., Series B	4.000	12/01/56	1,000	1,036,210

				45,360,443

California 6.6%
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	1,113,211
Sub. Series B-1, Rfdg.	5.000	06/01/49	2,165	2,501,514
Sub. Series B-2, Rfdg., CABS	4.161(t)	06/01/55	3,000	570,394
California Hlth. Facs. Fing. Auth. Rev.,
Lucile Salter Packard Children’s Hosp. at Stanford,
Series A, Rfdg.(hh)	4.000	05/15/51	2,500	2,783,239
California Infrast. & Econ. Dev. Bank Rev.,
Sr. Bonds, WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	600	651,239
California Muni. Fin. Auth. Rev.,
ExxonMobil Proj., Rfdg., FRDD (Mandatory put date
03/01/22)	0.120(cc)	12/01/29	640	640,000
Series A, 144A	5.500	06/01/48	750	811,412
Sr. Lien-LINXS APM Proj., AMT	5.000	12/31/43	2,000	2,294,675
United Airlines, Inc. Proj., AMT	4.000	07/15/29	5,000	5,361,845
California Poll. Ctrl. Fing. Auth. Rev.,
Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	2,750	1,650,000
California Sch. Fin. Auth. Rev.,
Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	816,244
KIPP LA Proj., Series A, 144A	5.000	07/01/45	650	707,581
KIPP LA Proj., Series A, 144A	5.000	07/01/47	820	925,426
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	750	782,244
CHF Irvine LLC, Rfdg.	5.000	05/15/29	1,405	1,585,675
CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,149,944

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
California Statewide Cmntys. Dev. Auth. Rev., (cont’d.)
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250%	12/01/43	4,475	$5,273,787
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/56	3,500	3,908,598
Loma Linda Univ. Med. Ctr., Series A, 144A	5.500	12/01/58	1,530	1,804,813
Loma Linda Univ. Med. Ctr., Series A, Rfdg.	5.250	12/01/44	2,500	2,733,911
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Asset Bkd., Sr. Series A-2, Rfdg. (Pre-refunded date
06/01/22)(ee)	5.300(cc)	06/01/37	3,565	3,607,566
Series A-1, Rfdg. (Pre-refunded date 06/01/22)(ee)	5.000	06/01/47	960	970,678
Series A-2, Rfdg. (Pre-refunded date 06/01/22)(ee)	5.000	06/01/47	275	278,077
Sub. Series B-2, Rfdg., CABS	4.356(t)	06/01/66	20,150	2,991,726
Inland Vlly. Dev. Agcy.,
Tax Alloc., Series A, Rfdg.	5.000	09/01/44	1,000	1,073,462
Irvine Unified Sch. Dist.,
Spl. Tax, Series A	4.000	09/01/44	1,000	1,072,549
Lincoln Pub. Fing. Auth.,
Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000	09/02/27	911	914,432
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	3,830	4,851,598
Series A	5.500	11/15/37	685	929,150
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	3,115,725
Series A	7.000	11/01/34	1,650	2,394,064
Northern California Tob. Secur. Auth. Rev.,
Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	4.222(t)	06/01/60	3,500	707,687
Riverside Cnty. Pub. Fing. Auth. Rev.,
Cap. Facs. Proj. (Pre-refunded date 11/01/25)(ee)	5.250	11/01/45	1,000	1,139,311
Roseville,
Spl. Tax, Fiddyment Ranch Cmnty. Facs	4.000	09/01/50	1,000	1,073,379
Sacramento,
Spl. Tax	4.000	09/01/46	750	793,708
Spl. Tax	4.000	09/01/50	1,000	1,055,489
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sub. Series B, AMT	4.000	07/01/56	1,500	1,632,210

See Notes to Financial Statements.

PGIM Muni High Income Fund     13

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

Santa Margarita Wtr. Dist.,
Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625%	09/01/36	645	$675,969
Southern California Tob. Secur. Auth. Rev.,
San Diego Co. Tob., Rfdg., CABS	3.718(t)	06/01/54	3,000	579,081

				67,921,613

Colorado 2.9%

City & Cnty. of Denver Arpt. Sys. Rev.,
Sub. Sys., Series A, Rfdg., AMT	4.000	12/01/48	2,000	2,141,581
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt. Chrt. Sch., Skyview Academy Proj., Rfdg., 144A	5.375	07/01/44	1,350	1,406,064
Impt. Chrt. Sch., Univ. LA, Rfdg.	5.000	12/15/45	1,000	1,074,016
Rfdg.	5.000	11/01/44	885	935,952
Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth., Series A, Rfdg.	4.000	08/01/49	5,140	5,534,907
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	2,000	2,199,144
Covenant Retmnt. Cmntys., Rfdg.	5.000	12/01/35	1,250	1,376,386
Impt. Bonds, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	1,062,065
Vail Vlly. Med. Ctr. Proj.	4.000	01/15/45	2,500	2,627,149
Heritage Ridge Met. Dist.,
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/42	350	378,142
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/51	850	916,354
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev.,
Sr. Lmt. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,656,576
Plaza Co. Met. Dist. No. 1,
Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,010,988
Pub. Auth. Energy Nat. Gas Pur. Rev.,
Nat. Gas Util. Imps.	6.500	11/15/38	4,045	5,757,318
Rampart Range Met. Dist. No. 5 Rev.,
Spl. Assmt.	4.000	12/01/51	500	478,324
Sterling Ranch Cmnty. Auth. Brd. Rev.,
Series A, Rfdg.	4.250	12/01/50	1,000	1,082,380

				29,637,346

Connecticut 0.2%
Harbor Point Infrast. Impt. Dist.,
Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	2,216,710

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Delaware 0.4%

Delaware St. Econ. Dev. Auth. Rev.,
Aspira of Delaware Chrt. Sch., Inc. Proj., Series A, Rfdg.	4.000%	06/01/42	800	$836,406
Aspira of Delaware Chrt. Sch., Inc. Proj., Series A, Rfdg.	4.000	06/01/52	1,250	1,289,261
Newark Chrt. Sch., Inc., Series A, Rfdg.	5.000	09/01/46	500	552,657
Delaware St. Hlth. Facs. Auth. Rev.,
Nanticoke Mem. Hosp., Rfdg. (Pre-refunded date
07/01/23)(ee)	5.000	07/01/32	1,375	1,445,331

				4,123,655

District of Columbia 2.0%
Dist. of Columbia Rev.,
Dist. of Columbia Intl. Oblig. Grp.	5.000	07/01/54	2,150	2,435,703
Friendship Pub. Chrt. Sch. (Pre-refunded date
12/01/22)(ee)	5.000	06/01/42	3,500	3,609,543
KIPP Chrt. Sch., Rfdg. (Pre-refunded date
07/01/23)(ee)	6.000	07/01/43	850	905,907
KIPP Chrt. Sch., Rfdg. (Pre-refunded date
07/01/23)(ee)	6.000	07/01/48	725	772,685
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,424,585
KIPP DC Proj.	4.000	07/01/49	1,000	1,066,868
Rfdg.	5.000	06/01/40	1,500	1,694,536
Rfdg.	5.000	06/01/55	1,500	1,670,527
Rocketship DC Oblig. Grp., Series A, 144A	5.000	06/01/49	2,000	2,202,019
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Dulles Toll Rd., Series A, Rfdg.	5.000	10/01/53	2,500	2,508,890
Dulles Toll Rd., Sub. Series B, Rfdg.	4.000	10/01/49	2,000	2,193,823

				20,485,086

Florida 11.5%

Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	4.000	10/01/49	3,170	3,434,062
Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,594,434

Broward Cnty. Port Facs. Rev.,
Sr. Bonds, Series B, AMT	4.000	09/01/49	2,000	2,171,615

Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	1,515	1,519,892

See Notes to Financial Statements.

PGIM Muni High Income Fund     15

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Capital Tr. Agcy. Rev., (cont’d.)
Edl. Growth Fund LLC Chrt. Sch., Port Proj., Series A-1, 144A	5.000%	07/01/56	1,000	$1,126,053
WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	500	529,279
Wonderful Fndtn. Chrt. Sch., Port., Series A-1, 144A	5.000	01/01/55	3,000	3,251,174

Citizens Ppty. Ins., Inc. Rev.,
Sr. Sec’d., Series A-1	5.000	06/01/22	1,000	1,010,655

Cityplace CDD.,
Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,091,020

Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	5.625	04/01/43	500	524,739
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	6.000	04/01/42	1,000	1,053,497

Florida Dev. Fin. Corp. Rev.,
Glendridge on Palmer Ranch Proj., Rfdg.	5.000	06/01/51	2,000	2,238,351
Green Bond, Brightline Passenger Rail, Rmkt., Series B, AMT, 144A	7.375	01/01/49	2,000	2,120,808
Mater Academy Proj., Series A	5.000	06/15/55	1,000	1,098,131
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	2,132,978
River City Science Academy Proj., Series A	4.000	07/01/45	565	579,012
River City Science Academy Proj., Series A	4.000	07/01/55	2,460	2,503,585
UF Hlth. Jacksonville Proj., Series A, Rfdg.	4.000	02/01/52	3,000	3,206,046
Virgin Trains USA Pass, Series A, Rfdg., AMT
(Mandatory put date 01/01/29), 144A	6.500(cc)	01/01/49	4,210	4,258,410

Florida Higher Edl. Facs. Finl. Auth. Rev.,
Ringling Clg. Proj.	5.000	03/01/42	4,795	5,330,905

Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	4.000	10/01/52	3,350	3,591,295
Priority Sub. Series A, AMT	5.000	10/01/52	2,000	2,284,227
Series A, AMT	4.000	10/01/52	4,500	4,929,092
Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,893,168

Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Tampa Gen. Hosp. Proj., Series A	4.000	08/01/50	2,500	2,686,476

Indigo Cmnty. Dev. Dist.,
Spl. Assmt.	5.750	05/01/36(d)	820	564,816

Jacksonville Rev.,
Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	1,093,403

Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875	05/01/45	1,000	1,034,961

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Lakewood Ranch Stewardship Dist., (cont’d.)
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625%	05/01/27	500	$525,170
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,077,042
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	1,106,820
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	762,482
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	1,016,903
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	250	257,302
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,300	1,370,513

Miami Beach Hlth. Facs. Auth. Rev.,
Mt. Sinai Med. Ctr. of Florida, Series B	4.000	11/15/51	2,215	2,378,572

Midtown Miami Cmnty. Dev. Dist.,
Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	2,014,123

North Sumter Cnty. Util. Dependent Dist. Rev.,
Solid Wste.	5.000	10/01/42	2,000	2,031,402

Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp.	4.000	10/01/52	3,000	3,302,769
Orlando Hlth. Oblig. Grp., Series A	4.000	10/01/49	3,450	3,713,368
Presbyterian Retmnt. Cmnty. Oblig. Grp. Proj., Series A, Rfdg.(hh)	4.000	08/01/47	5,000	5,101,785

Osceola Cnty. Trans. Rev.,
Series A-1, Rfdg.	4.000	10/01/54	1,500	1,619,584
Series A-2, Rfdg., CABS	3.302(t)	10/01/54	1,000	314,932

Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date
12/01/24)(ee)	5.000	12/01/31	500	548,527
Sinai Residences Boca Raton Proj., Series A, Rfdg.	7.500	06/01/49	1,000	1,033,303
Toby & Leon Cooperman Sinai Residences of Boca
Raton, Rfdg.(hh)	4.250	06/01/56	1,000	1,000,574

Pompano Beach Rev.,
John Knox Vlg. Proj., Entrance Fee, Series B-2	1.450	01/01/27	2,000	1,914,115

Sarasota Cnty. Pub. Hosp. Dist. Rev.,
Sarasota Mem. Hosp.	4.000	07/01/48	5,000	5,507,714

South Miami Hlth. Facs. Auth., Inc. Rev.,
Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,075	1,244,538

St. Johns Cnty. Indl. Dev. Auth. Rev.,
Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,518,150

Tallahassee Hlth. Facs. Mem. Rev.,
Tallahassee Mem. Hlth., Inc., Series A	5.000	12/01/55	1,430	1,575,809

Vlg. CDD No. 07,
Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,760	1,852,872

See Notes to Financial Statements.

PGIM Muni High Income Fund     17

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)
Vlg. CDD No. 09,
Spl. Assmt., Fla., Rfdg.	5.500%	05/01/42	1,875	$1,880,547
Vlg. CDD No. 10,
Spl. Assmt., Fla.	5.125	05/01/43	970	984,125
Spl. Assmt., Fla.	6.000	05/01/44	700	726,569
Vlg. CDD No. 11,
Spl. Assmt., Fla.	4.500	05/01/45	1,290	1,310,991
Vlg. CDD No. 12,
Spl. Assmt., Fla., 144A	4.250	05/01/43	2,725	2,914,742
Vlg. CDD No. 13,
Spl. Assmt., Fla.	3.250	05/01/52	2,205	2,098,505
Spl. Assmt., Fla.	3.550	05/01/39	490	506,877
Spl. Assmt., Fla.	3.700	05/01/50	980	1,004,677
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,210	1,220,438

				117,287,924

Georgia 0.6%

Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	2,159,283
George L. Smith II Congress Ctr. Auth. Rev.,
Convention Ctr. Hotel, 1st Tier, Series A	4.000	01/01/54	500	510,386
Convention Ctr. Hotel, 2nd Tier, Series B, 144A	5.000	01/01/54	500	508,200
Priv. Clgs. & Univs. Auth. Rev.,
Savannah Clg. of Art & Design Proj. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/44	1,500	1,618,397
Rockdale Cnty. Dev. Auth. Rev.,
Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,000	1,084,400

				5,880,666

Guam 0.4%
Guam Govt. Wtrwks. Auth. Rev.,
Series A	5.000	01/01/50	1,000	1,176,213
Territory of Guam Rev.,
Series F, Rfdg.	4.000	01/01/36	3,000	3,301,139

				4,477,352

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Hawaii 0.3%

Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500%	07/01/43	2,500	$2,648,705

Illinois 12.0%

Chicago Brd. of Ed.,
Series A, GO	5.000	12/01/41	1,000	1,142,466
Series A, GO, 144A	7.000	12/01/46	1,500	1,817,021
Series A, GO, Rfdg.	4.000	12/01/27	500	540,601
Series A, GO, Rfdg.	5.000	12/01/35	500	561,210
Series A, GO, Rfdg.	7.000	12/01/44	3,390	3,980,018
Series C, GO	5.250	12/01/35	1,015	1,086,591
Series D, GO	5.000	12/01/46	2,470	2,727,678
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,422,784
Series H, GO	5.000	12/01/46	2,390	2,611,869

Chicago Brd. of Ed. Rev.,
Spl. Tax	6.000	04/01/46	1,500	1,733,495

Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AGM	4.000	01/01/53	3,005	3,290,584
Gen., Sr. Lien, Series C, Rfdg., AMT	5.375	01/01/39	1,500	1,546,202
Series C, Rfdg., AMT	4.375	01/01/40	2,000	2,106,893
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,140,044

Chicago Trans. Auth. Rev.,
2nd Lien	5.000	12/01/46	5,000	5,717,785
Series A, Rfdg.	4.000	12/01/50	1,000	1,106,331

Chicago Wstewtr. Transmn. Rev.,
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	3,355	3,646,724

Chicago, IL,
Rmkt., Series 2003 B, GO, Rfdg., ETM(ee)	5.000	01/01/23	750	775,017
Series A, GO, Rfdg.	5.000	01/01/27	1,525	1,718,865
Series A, GO, Rfdg.	5.000	01/01/31	1,500	1,736,244
Series A, GO, Rfdg.	5.500	01/01/49	3,000	3,407,222
Series A, GO, Rfdg.	6.000	01/01/38	2,500	2,872,101
Series B, Exchange, GO, Rfdg.	4.000	01/01/37	6,461	6,925,794
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,110,160
Series C, GO, Rfdg.	5.000	01/01/38	2,500	2,685,958

Illinois Edl. Facs. Auth. Rev.,
Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,183,932

Illinois Fin. Auth. Rev.,
Impt. Chicago Intl., Rfdg.	5.000	12/01/47	1,000	1,124,365

See Notes to Financial Statements.

PGIM Muni High Income Fund     19

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Illinois Fin. Auth. Rev., (cont’d.)
Northshore Univ. Hlth. Sys., Series A, Rfdg.	4.000%	08/15/41	1,000	$1,121,048
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	1,835	2,002,294
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	11,186
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	265	296,422
Presence Hlth. Netw., Series C, Unrefunded, Rfdg.	4.000	02/15/41	5,725	6,210,352
The Carle Fndtn., Series A, Rfdg.	3.000	08/15/48	3,580	3,439,916
Illinois St.,
GO	4.000	06/01/36	3,000	3,119,288
GO	5.000	04/01/31	2,000	2,125,008
GO	5.000	01/01/32	1,335	1,474,247
GO	5.000	05/01/33	950	1,011,257
GO	5.000	03/01/36	1,800	1,805,088
GO	5.000	05/01/36	2,000	2,128,962
GO	5.000	02/01/39	2,215	2,344,707
GO	5.000	05/01/39	2,000	2,128,962
GO	5.250	07/01/31	1,000	1,046,396
GO	5.500	05/01/30	1,500	1,795,942
GO	5.500	05/01/39	2,500	2,982,666
GO, Rfdg.	5.000	08/01/25	1,000	1,019,510
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	2,139,124
Series A, GO	5.000	01/01/33	2,000	2,004,514
Series A, GO	5.000	01/01/34	1,600	1,603,512
Series A, GO	5.000	12/01/39	2,500	2,792,312
Series A, GO, Rfdg.	5.000	10/01/28	1,250	1,450,647
Series C, GO	5.000	11/01/29	2,800	3,173,562
Series D, GO	5.000	11/01/26	1,500	1,688,905
Series D, GO	5.000	11/01/27	950	1,085,879
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/38	4,015	4,305,213
Series A	4.000	06/01/39	3,015	3,225,071
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	4.000	01/01/38	1,000	1,115,922
Springfield Elec. Rev.,
Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,580,427

				122,946,293

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Indiana 0.2%

Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875%	01/01/24	500	$528,854
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,633,980

				2,162,834

Iowa 0.2%
Iowa Tob. Settlement Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/49	1,000	1,083,362
Sr. Series B-1, Class 2, Rfdg.	4.000	06/01/49	1,000	1,079,342
Sr. Series B-2, Class 2, Rfdg., CABS	4.299(t)	06/01/65	1,000	158,848

				2,321,552

Kansas 0.1%

Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	855	871,540

Kentucky 0.7%

Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Baptist Healthcare Sys., Series B	5.000	08/15/46	3,500	4,004,407

Kentucky Pub. Energy Auth. Rev., Series A-1 (Mandatory put date 08/01/30)(hh)	4.000(cc)	08/01/52	3,000	3,348,755

				7,353,162

Louisiana 0.5%

Jefferson Parish Econ. Dev. & Port Dist. Rev.,
Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625	06/15/48	2,000	2,189,836
Louisiana Pub. Facs. Auth. Rev., Ochsner Clnc. Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,088,214
New Orleans Sewerage Serv. Rev., Rfdg. (Pre-refunded date 06/01/24)(ee)	5.000	06/01/44	1,000	1,085,591
Parish of St. James Rev., Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350	07/01/40	1,000	1,278,203

				5,641,844

See Notes to Financial Statements.

PGIM Muni High Income Fund     21

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Maryland 0.4%

Frederick Cnty., Spl. Oblig. Tax, Sub. Series C	4.000%	07/01/50	1,000	$1,084,189

Howard Cnty., Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,476,552
Maryland Econ. Dev. Corp. Poll. Ctrl. Rev., Transn. Facs. Proj., Series A, Rfdg.	5.000	06/01/35	1,000	1,159,516

				3,720,257

Michigan 0.7%

Michigan Fin. Auth. Rev., Great Lakes Wtr. Auth., Sr. Lien, Series C-1, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	07/01/44	1,000	1,014,943
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	2,115,941
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	750	850,431
Sr. Series B-2, Class 2, Rfdg., CABS	4.106(t)	06/01/65	2,000	257,552
Summit Academy Rev., Rfdg.	6.250	11/01/25	980	981,597
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,540,801

				6,761,265

Minnesota 0.8%

Hugo Rev., Chrt. Sch., Lease, Noble Academy Proj., Series A	5.000	07/01/44	1,250	1,296,229

Rochester Rev., Mayo Clnc.	4.000	11/15/48	3,000	3,254,135

St. Cloud Rev., Centracare Hlth., Series A, Rfdg.	4.000	05/01/37	1,250	1,339,336

St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded date 11/15/25)(ee)	5.000	11/15/44	1,000	1,130,109
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	1,012,591

				8,032,400

Mississippi 0.2%
Mississippi Bus. Fin. Corp. Rev., Sys. Energy Resources, Inc. Proj., Rfdg.	2.375	06/01/44	2,000	1,764,391

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Missouri 2.0%

Kansas City Indl. Dev. Auth. Rev. , Kansas City Intl. Arpt., Series A, AMT	4.000%	03/01/45	2,500	$2,696,695
Lees Summit, Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	1,964,768
Missouri St. Hlth. & Edl. Facs. Auth. Rev., BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	2,125,066
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	1,189,077
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/48	2,000	2,113,329
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,192,379
Poplar Bluff Regl. Trans. Dev. Dist. Rev., Transn. Sales Tax	4.750	12/01/42	2,100	2,147,333
St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Vlg. St. Louis Oblig. Grp., Series A	5.250	09/01/53	2,000	2,175,169
Friendship Vlg. Sunset Hills, Series A	5.875	09/01/43	1,000	1,040,154
St. Andrews Res. Srs. Oblig., Series A, Rfdg.	5.125	12/01/45	1,000	1,044,657

				20,688,627

Nebraska 0.1%
Central Plns. Energy Proj. Rev., Proj. No. 3, Series A, Rfdg.	5.000	09/01/42	1,000	1,298,645

Nevada 0.3%

Clark Cnty. Impt. Dist., Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	750	759,275
Sparks Rev., Sales Tax, Sr. Series A, Rfdg., 144A	2.750	06/15/28	1,000	1,014,515
Tahoe-Douglas Visitors Auth. Rev., Stateline	5.000	07/01/45	1,000	1,121,997

				2,895,787

New Hampshire 0.3%

New Hampshire Bus. Fin. Auth. Rev., Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750(cc)	07/01/45	1,000	1,013,884
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	2,000	2,121,599

				3,135,483

See Notes to Financial Statements.

PGIM Muni High Income Fund     23

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey 8.0%

Essex Cnty. Impt. Auth. Rev., Social Bonds, The Friends of Team Chrt. Sch.	4.000%	06/15/56	2,685	$2,884,396
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., Spec. Facs.	5.250	09/15/29	5,000	5,123,753
Continental Airlines, Inc., United Airlines, Inc. Proj.	5.125	09/15/23	2,650	2,720,622
Continental Airlines, Inc., United Airlines, Inc. Proj.,
Series A, AMT	5.625	11/15/30	2,275	2,448,966
Goethals Bridge, AMT	5.375	01/01/43	1,390	1,472,737
N. Star Academy Chrt. Sch., Newark	5.000	07/15/47	1,000	1,108,286
NJ Transit Trans. Proj.	4.000	11/01/44	1,000	1,075,778
NJ Transit Trans. Proj.	5.000	11/01/44	2,000	2,311,963
Port Newark Container, Rfdg., AMT	5.000	10/01/47	2,500	2,818,957
Sch., Facs. Construction	4.000	06/15/49	3,000	3,238,262
Series AAA	5.000	06/15/41	2,020	2,261,141
Series BBB, Rfdg. (Pre-refunded date 12/15/26)(ee)	5.500	06/15/30	1,500	1,778,744
Series DDD	5.000	06/15/42	1,000	1,128,632
Series WW, Rfdg. (Pre-refunded date 06/15/25)(ee)	5.250	06/15/40	65	73,186
Series WW, Unrefunded	5.250	06/15/40	1,185	1,300,385
St. Gov’t. Bldgs. Proj., Series C	5.000	06/15/47	2,000	2,250,385
St. House Proj., Rmkt., Series B	5.000	06/15/43	1,000	1,146,333
Team Academy Chrt. Sch., Proj.	6.000	10/01/43	1,700	1,800,116
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,513,999
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,110,145
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,100,253
New Jersey Healthcare Facs. Fing. Auth. Rev., RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,500	1,720,217
New Jersey Tpke. Auth. Rev., Series A	4.000	01/01/48	1,000	1,089,749
Series D, Rfdg.	5.000	01/01/28	2,150	2,464,911
New Jersey Trans. Tr. Fd. Auth. Rev., Series A, Rfdg.(hh)	4.000	06/15/42	1,000	1,088,000
Series AA	4.000	06/15/50	5,000	5,366,235
Trans. Sys., Rfdg.	4.000	12/15/39	500	545,577
Trans. Sys., Rfdg.	5.000	12/15/39	555	650,137
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,455,661
Trans. Sys., Series AA	5.000	06/15/45	1,200	1,300,113
Trans. Sys., Series AA	5.000	06/15/46	1,940	2,210,622
Trans. Sys., Series AA	5.250	06/15/41	1,000	1,097,417
Trans. Sys., Series AA	5.250	06/15/43	4,595	5,389,790

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)
South Jersey Trans. Auth. Rev.,
Series A	5.000%	11/01/45	500	$586,338
Series A, Rfdg.	5.000	11/01/39	750	807,862
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.250	06/01/46	5,350	6,095,957
Sub. Series B, Rfdg.	5.000	06/01/46	7,000	7,780,155

				81,315,780

New York 6.1%

Build NYC Resource Corp. Rev., Friends of Hellenic Classical Chrt. Sch., Inc., Series A, 144A	5.000	12/01/51	500	550,235
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000	01/01/35	1,000	1,094,172
Richmond Prep Chrt. Sch., Proj., Social Impact Proj., Series A, 144A	5.000	06/01/51	1,500	1,634,668
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev., Asset Bkd., 1st Sub. Series B, Rfdg., CABS	(5.000)(t)	06/01/47	5,000	1,161,531
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	6.729(t)	06/01/50	4,000	616,299
Metropolitan Trans. Auth. Rev.,
Green Bond, Series C-1, Rfdg.	5.000	11/15/50	3,725	4,283,351
Green Bond, Series C-1, Rfdg.	5.250	11/15/55	3,000	3,505,995
Green Bond, Series D1	5.000	11/15/43	2,000	2,331,090
Series A-2	4.000	11/15/42	2,000	2,167,219
Series A-2	4.000	11/15/43	2,000	2,166,289
New York City Indl. Dev. Agcy. Rev., Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	1,084,420
New York Liberty Dev. Corp. Rev., Class 1-3 World Trade Ctr., Rfdg., 144A	5.000	11/15/44	5,000	5,359,454
Green Bonds, 4 World Trade Ctr. Proj., Series A, Rfdg.	3.000	11/15/51	1,000	962,575
New York St. Envir. Facs. Corp. Rev., Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/02/25)	2.750(cc)	09/01/50	550	563,708
New York Trans. Dev. Corp. Rev., Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	4.000	01/01/36	1,475	1,592,030
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	4.375	10/01/45	2,000	2,175,331
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/26	2,000	2,246,693

See Notes to Financial Statements.

PGIM Muni High Income Fund     25

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

New York Trans. Dev. Corp. Rev., (cont’d.)
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000%	01/01/31	1,000	$1,160,522
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	10/01/40	2,500	2,927,158
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	935	1,084,224
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,180,330
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	3,200,128
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	9,480	10,139,662
Port Auth. of NY & NJ Rev., Series 223, Rfdg., AMT	4.000	07/15/61	1,625	1,759,263
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	4.368(t)	06/01/66	1,000	147,703
Tob. Settlement Asset Bkd. Sub. Bonds, Series B-1, Rfdg.	4.000	06/01/50	500	532,504
TSASC, Inc. Rev., Series A, Rfdg.	5.000	06/01/41	4,875	5,435,095
Yonkers Econ. Dev. Corp. Rev., Chrt. Sch., Ed. Excellence Proj., Series A	5.000	10/15/49	1,285	1,425,223

				62,486,872

North Carolina 0.4%

North Carolina Med. Care Commn. Rev.,
Pennybyrn at Maryfield Proj., Rfdg.	5.000	10/01/35	1,000	1,043,111
Pennybyrn at Maryfield Proj., Series A	5.000	10/01/50	750	812,439
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	1,000	1,142,122
North Carolina Tpke. Auth. Rev., Series A, Rfdg.	5.000	07/01/51	1,250	1,378,897

				4,376,569

Ohio 4.6%

Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000	11/15/40	3,000	3,013,270
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/48	3,000	3,149,484
Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	19,850	21,557,627
Cuyahoga Cnty. Hosp. Rev., Metro Hlth. Sys., Rfdg.	5.000	02/15/52	575	655,342

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio (cont’d.)

Cuyahoga Cnty. Hosp. Rev., (cont’d.)
Metro Hlth. Sys., Rfdg.	5.250%	02/15/47	2,000	$2,306,758
Metro Hlth. Sys., Rfdg.	5.500	02/15/57	6,540	7,639,818
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	2,123,049
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,721,696
Middleburg Heights Hosp. Rev. Facs., Southwest Gen. Hlth. Ctr., Series A, Rfdg.	4.000	08/01/41	2,005	2,199,946
Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	1,092,048
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,075,686

				47,534,724

Oklahoma 1.8%

Oklahoma Dev. Fin. Auth. Rev.,
OU Medicine Proj., Series B	5.000	08/15/38	250	292,251
OU Medicine Proj., Series B	5.250	08/15/48	1,730	2,031,034
OU Medicine Proj., Series B	5.500	08/15/52	7,530	8,965,702
OU Medicine Proj., Series B	5.500	08/15/57	4,950	5,885,828
Tulsa Cnty. Indl. Auth. Rev., Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,025	1,125,549

				18,300,364

Oregon 0.8%

Multnomah Cnty. Hosp. Facs. Auth. Rev.,
Mirabella at South Waterfront, Series A., Rfdg.	5.400	10/01/44	1,000	1,043,956
Terwilliger Plaza Parkview Proj., Green Bond, Series A, Rfdg.	4.000	12/01/51	2,000	2,031,448
Port of Portland Airport Rev., Series 27A, Rfdg., AMT	4.000	07/01/50	3,395	3,663,940
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000	05/15/42	1,000	1,009,165

				7,748,509

See Notes to Financial Statements.

PGIM Muni High Income Fund     27

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania 3.4%

Bucks Cnty. Indl. Dev. Auth. Rev., Grand View Hosp. Proj.	4.000%	07/01/51	1,050	$1,129,200
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,053,893
Lancaster Indl. Dev. Auth. Rev., Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000	07/01/56	1,000	1,021,453
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,111,491
Pennsylvania Comnwlth., Series A, Rfdg., COP	4.000	07/01/46	1,500	1,607,382
Pennsylvania Higher Edl. Facs. Auth. Rev., Univ. of Pennsylvania Hlth. Sys., Series B, Rfdg.(hh)	4.000	08/15/42	700	789,805
Pennsylvania Tpke. Commn. Rev., Series A-1	5.000	12/01/46	3,950	4,430,033
Sub. Series A	5.500	12/01/42	1,500	1,736,806
Sub. Series A	5.500	12/01/46	1,740	2,042,096
Sub. Series A-1	5.000	12/01/46	2,000	2,205,730
Sub. Series B-1	5.250	06/01/47	2,000	2,302,687
Philadelphia Auth. for Indl. Dev. Rev.,
1st Philadelphia Preparatory Chrt., Series A, Rfdg.	7.250	06/15/43	2,000	2,164,455
Gtr. Philadelphia Hlth. Action, Rfdg.	6.625	06/01/50	2,795	2,920,023
New Fndtn. Chrt. Sch., Proj., (Pre-refunded date 12/15/22)(ee)	6.625	12/15/41	1,000	1,045,792
String Theory Chrt. Sch., Proj., Rfdg., 144A	5.000	06/15/50	1,000	1,120,013
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Series A	5.625	07/01/42	6,750	6,847,931

				34,528,790

Puerto Rico 8.7%

Puerto Rico Comnwlth.,
Pub. Impt. Series A, PSA, GO, Rfdg.	5.000	07/01/41(d)	9,210	8,272,967
Pub. Impt. Series A, PSA, GO, Rfdg.	5.125	07/01/37(d)	7,005	6,584,700
Pub. Impt. Series A, PSA, GO, Rfdg.	5.500	07/01/39(d)	5,000	4,704,450
Pub. Impt. Series A, PSA, GO, Rfdg.	8.000	07/01/35(d)	3,000	2,683,990
Pub. Impt. Series B, PSA, GO, Rfdg.	6.000	07/01/39(d)	2,000	2,023,897
Pub. Impt. Series C, PSA, GO, Rfdg.	6.000	07/01/39(d)	550	556,572
Puerto Rico Comnwlth. Aqu. & Swr. Auth. Rev.,
Sr. Lien, Series A	4.000	07/01/22	2,535	2,563,435
Sr. Lien, Series A	4.250	07/01/25	1,285	1,299,515

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Puerto Rico (cont’d.)

Puerto Rico Comnwlth. Aqu. & Swr. Auth. Rev., (cont’d.)
Sr. Lien, Series A	5.000%	07/01/33	2,780	$2,819,208
Sr. Lien, Series A	5.125	07/01/37	155	157,222
Sr. Lien, Series A	5.250	07/01/42	1,250	1,266,780
Sr. Lien, Series A	5.750	07/01/37	1,375	1,394,618
Sr. Lien, Series A	6.000	07/01/47	1,170	1,187,145
Sr. Lien, Series A, Rfdg., 144A	5.000	07/01/35	5,000	5,852,192
Sr. Lien, Series A, Rfdg., 144A	5.000	07/01/47	5,000	5,651,546
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.750	07/01/53	5,720	6,305,958
Restructured, Series A-1	5.000	07/01/58	12,364	13,794,226
Restructured, Series A-2	4.329	07/01/40	10,729	11,772,912
Restructured, Series A-1, CABS	3.835(t)	07/01/46	18,766	6,102,611
Restructured, Series A-1, CABS	3.876(t)	07/01/51	16,834	3,960,633

				88,954,577

Rhode Island 0.5%

Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	4,350	4,698,648

South Carolina 1.2%

Berkeley Cnty., Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	1,062,508
South Carolina Jobs-Econ. Dev. Auth. Rev., Green Chrt. Sch., Proj., Series A, Rfdg., 144A	4.000	06/01/56	3,150	3,180,227
South Carolina Ports Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,566,768
AMT	4.000	07/01/55	2,000	2,148,564
South Carolina St. Pub. Svc. Auth. Rev.,
Exchange Bonds, Santee Cooper, Series A	4.000	12/01/55	2,661	2,918,752
Series B, Rfdg.	4.000	12/01/51	1,500	1,643,901

				12,520,720

South Dakota 0.2%

South Dakota Hlth. & Edl. Facs. Auth. Rev., Monument Hlth., Series A, Rfdg.	4.000	09/01/50	1,500	1,654,393

See Notes to Financial Statements.

PGIM Muni High Income Fund     29

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Tennessee 0.5%

Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., East Tennessee Children’s Hosp., Rfdg.	4.000%	11/15/48	2,170	$2,347,353
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev.,
Impt. Blakeford at Green Hills, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	07/01/37	850	862,511
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., Germantown Vlg., Rfdg. (Pre-refunded date 12/01/22)(ee)	5.250	12/01/42	1,100	1,137,134
Tennergy Corp. Rev., Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	1,000	1,099,260

				5,446,258

Texas 7.1%

Arlington Higher Ed. Fin. Corp. Rev., Series A, Rfdg.	4.000	08/15/46	2,220	2,217,644
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndtn., Rfdg.	5.000	07/15/41	1,250	1,360,041
Central Texas Regl. Mobility Auth. Rev.,
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,120,995
Sub., Rfdg.	4.000	01/01/41	1,100	1,161,833
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000	08/15/42	1,000	1,014,473
Idea Pub. Sch.	6.000	08/15/43	1,100	1,163,198
Decatur Hosp. Auth. Rev., Wise Regl. Htlh Sys., Exchange Bonds, Series C, Rfdg.	4.000	09/01/44	1,395	1,519,710
Grand Parkway Trans. Corp. Rev., 1st Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,093,422
Gulf Coast Wste. Disp. Auth. Rev.,
ExxonMobil Proj., FRDD (Mandatory put date 03/01/22)	0.110(cc)	06/01/30	435	435,000
ExxonMobil Proj., FRDD (Mandatory put date 03/01/22)	0.120(cc)	09/01/25	8,630	8,630,000
ExxonMobil Proj., FRDD (Mandatory put date 03/01/22)	0.120(cc)	12/01/25	10,840	10,840,000
ExxonMobil Proj., Series A, FRDD (Mandatory put date 03/01/22)	0.110(cc)	06/01/30	800	800,000
ExxonMobil Proj., Series B, FRDD (Mandatory put date 03/01/22)	0.110(cc)	06/01/25	1,945	1,945,000

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Houston Arpt. Sys. Rev.,
Series B-1, AMT	5.000%	07/15/35	2,000	$2,136,365
Spl. Facs. Continental Airlines, Inc., Series A, Rfdg., AMT	6.625	07/15/38	1,500	1,504,637
Sub. Lien, Series A, Rfdg., AMT (Pre-refunded date 07/01/22)(ee)	5.000	07/01/32	1,000	1,014,314
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,320,565
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Texas Central Co. Proj., Series B-1, Rfdg.	4.000	06/01/30	1,000	1,029,582
AEP Texas Central Co. Proj., Series B-2, Rfdg.	4.000	06/01/30	1,800	1,852,257
Mission Econ. Dev. Corp. Rev., Natgosoline Proj., Sr. Lien, Rfdg., AMT, 144A	4.625	10/01/31	2,000	2,102,498
New Hope Cultural Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/56	4,455	4,582,618
MRC Crestview, Rfdg. (Pre-refunded date 11/15/24)(ee)	5.000	11/15/46	1,150	1,287,074
Westminster Proj., Rfdg.	4.000	11/01/55	1,750	1,853,955
North Texas Twy. Auth. Rev.,
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,438,207
2nd Tier, Series A, Rfdg.	4.000	01/01/38	2,000	2,109,261
Port Beaumont Navigation Dist. Rev., Jefferson Gulf Coast, Rfdg., AMT, 144A	4.000	01/01/50	2,000	1,971,435
Pottsboro Higher Ed. Fin. Corp. Rev., Series A	5.000	08/15/46	1,000	1,063,084
San Antonio Ed. Facs. Corp. Rev., Univ. of the Incarnate Word Proj., Series A, Rfdg.	4.000	04/01/54	1,000	1,056,840
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,195,602
Trinity Terrace Proj., Series A-1, Rfdg.	5.000	10/01/44	1,000	1,060,942
Texas Muni. Gas Acq. & Sply. Corp. Rev., Sr. Lien, Series A	5.250	12/15/26	4,100	4,761,119
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	668,666
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	6.750	06/30/43	500	538,749
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,624,207

				72,473,293

See Notes to Financial Statements.

PGIM Muni High Income Fund     31

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Utah 0.5%

Salt Lake City Arpt. Rev.,
Series A, AMT	5.000%	07/01/46	3,000	$3,558,034
Series A, AMT	5.000	07/01/47	1,100	1,235,693

				4,793,727

Vermont 0.2%

Vermont Econ. Dev. Auth. Rev.,
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	2,062,521

Virginia 1.3%

City of Chesapeake Expressway Toll Road Rev.,
Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	0.000(cc)	07/15/40	1,000	1,067,569
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev.,
Williamsburg Landings, Series A, Rfdg.	4.000	12/01/50	1,000	1,045,420
Norfolk Econ. Dev. Auth. Rev.,
Sentara Healthcare, Series B, Rfdg.	4.000	11/01/48	2,000	2,190,776
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,867,157
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj.	5.250	01/01/32	2,055	2,085,539
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj.	5.500	01/01/42	3,000	3,038,662
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj.,
Rfdg., AMT(hh)	4.000	01/01/40	1,250	1,321,515
Sr. Lien, I-495 Hot Lanes Proj., Rfdg., AMT(hh)	5.000	12/31/57	1,000	1,182,053

				13,798,691

Washington 1.4%

Port of Seattle Indl. Dev. Corp. Rev.,
Spl. Facs., Delta Airlines, Rfdg., AMT	5.000	04/01/30	1,000	1,030,974
Port of Seattle Rev.,
Intermediate Lien Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/46	2,000	2,387,355
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.,
Rfdg. & Impvt., Series A (Pre-refunded date 12/01/23)(ee)	5.000	12/01/37	3,000	3,204,511
Washington Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,185,687
Overlake Hosp. Med. Ctr., Series A	4.000	07/01/42	2,500	2,702,020

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Washington (cont’d.)

Washington St. Hsg. Fin. Commn. Rev.,
Rockwood Retmnt. Cmnty. Proj., Series A, Rfdg., 144A	7.375%	01/01/44	2,000	$2,119,997
Social Certificate, Series A-1	3.500	12/20/35	1,979	2,075,103

				14,705,647

West Virginia 0.2%

West Virginia Hosp. Fin. Auth. Rev.,
Cabell Huntington Hosp. Oblig. Grp., Series A, Rfdg.	4.125	01/01/47	1,660	1,772,216

Wisconsin 3.0%

Pub. Fin. Auth. Rev.,
Bancroft Neurohealth Proj., Series A, 144A	5.125	06/01/48	1,000	1,088,133
Bayhealth Med. Ctr. Proj., Series A	3.000	07/01/50	1,500	1,435,821
Corvian Cmnty. Sch., Series A, 144A	5.000	06/15/49	1,000	1,039,259
Corvian Cmnty. Sch., Series A, 144A	5.125	06/15/47	2,000	2,051,055
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000	03/31/56	1,750	1,825,390
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000	07/01/47	1,000	1,051,450
Sr. Bond, WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	500	538,490
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.250	01/01/38	1,750	1,073,573
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.375	01/01/48	3,000	1,840,411
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,514,811
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	1,000	1,012,060
Sub. Sustainability Bonds, Univ. of Hawaii Fndtn. Proj., Series B, 144A	5.250	07/01/61	2,000	1,984,644
Sustainability Bonds, Univ. of Hawaii Fndtn. Proj., Series A-1, 144A	4.000	07/01/61	2,600	2,701,520
United Methodist Retmnt. Homes, Series A, Rfdg.	4.000	10/01/51	1,500	1,611,371
Wonderful Fndtn. Chrt. Sch., Port., Series A-1, 144A	5.000	01/01/55	1,600	1,682,299
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,500	1,654,132
Hope Christian Schs.	4.000	12/01/51	1,000	1,007,913

See Notes to Financial Statements.

PGIM Muni High Income Fund     33

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Wisconsin (cont’d.)

Wisconsin Hlth. & Edl. Facs. Auth. Rev., (cont’d.)
Hope Christian Schs.	4.000%	12/01/56	3,100	$3,116,164
Oakwood Lutheran Sr. Ministries, Rfdg.	4.000	01/01/57	2,000	2,019,405

				30,247,901

TOTAL INVESTMENTS 101.3% (cost $991,289,997)				1,035,851,695
Liabilities in excess of other assets(z) (1.3)%				(13,610,812)

NET ASSETS 100.0%				$1,022,240,883

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

CDD—Community Development District

COP—Certificates of Participation

ETM—Escrowed to Maturity

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

PCR—Pollution Control Revenue

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at February 28, 2022.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Futures contracts outstanding at February 28, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Position:
27	20 Year U.S. Treasury Bonds	Jun. 2022	$4,230,563	$(56,085)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$270,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$29,778,689	$—
Alaska	—	7,019,226	—
Arizona	—	45,360,443	—
California	—	67,921,613	—
Colorado	—	29,637,346	—
Connecticut	—	2,216,710	—
Delaware	—	4,123,655	—
District of Columbia	—	20,485,086	—
Florida	—	117,287,924	—
Georgia	—	5,880,666	—
Guam	—	4,477,352	—

See Notes to Financial Statements.

PGIM Muni High Income Fund     35

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Hawaii	$—	$2,648,705	$—
Illinois	—	122,946,293	—
Indiana	—	2,162,834	—
Iowa	—	2,321,552	—
Kansas	—	871,540	—
Kentucky	—	7,353,162	—
Louisiana	—	5,641,844	—
Maryland	—	3,720,257	—
Michigan	—	6,761,265	—
Minnesota	—	8,032,400	—
Mississippi	—	1,764,391	—
Missouri	—	20,688,627	—
Nebraska	—	1,298,645	—
Nevada	—	2,895,787	—
New Hampshire	—	3,135,483	—
New Jersey	—	81,315,780	—
New York	—	62,486,872	—
North Carolina	—	4,376,569	—
Ohio	—	47,534,724	—
Oklahoma	—	18,300,364	—
Oregon	—	7,748,509	—
Pennsylvania	—	34,528,790	—
Puerto Rico	—	88,954,577	—
Rhode Island	—	4,698,648	—
South Carolina	—	12,520,720	—
South Dakota	—	1,654,393	—
Tennessee	—	5,446,258	—
Texas.	—	72,473,293	—
Utah	—	4,793,727	—
Vermont	—	2,062,521	—
Virginia	—	13,798,691	—
Washington	—	14,705,647	—
West Virginia	—	1,772,216	—
Wisconsin	—	30,247,901	—

Total	$—	$1,035,851,695	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(56,085)	$—	$—

See Notes to Financial Statements.

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2022 were as follows:

Healthcare	21.5%
Transportation	12.0
Special Tax/Assessment District	11.1
Corporate Backed IDB & PCR	10.4
General Obligation	10.1
Education	9.3
Pre-pay Gas	7.7
Tobacco Appropriated	6.6
Lease Backed Certificate of Participation	3.6
Pre-Refunded	3.2

Water & Sewer	2.7%
Development	1.7
Power	0.8
Solid Waste/Resource Recovery	0.6

101.3
Liabilities in excess of other assets	(1.3)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$56,085*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Muni High Income Fund     37

PGIM Muni High Income Fund

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$266,587

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(68,559)

For the period ended February 28, 2022, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)
$4,661,125

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the period ended February 28, 2022.

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2022

Assets

Unaffiliated investments (cost $991,289,997)	$1,035,851,695
Cash	2,846
Interest receivable	9,566,307
Receivable for investments sold	2,178,480
Receivable for Fund shares sold	1,375,992
Deposit with broker for centrally cleared/exchange-traded derivatives	270,000
Prepaid expenses	3,655

Total Assets	1,049,248,975

Liabilities

Payable for investments purchased	22,371,735
Payable for Fund shares purchased	3,522,848
Management fee payable	360,768
Accrued expenses and other liabilities	326,516
Dividends payable	214,026
Distribution fee payable	128,784
Due to broker—variation margin futures	73,406
Affiliated transfer agent fee payable	8,296
Trustees’ fees payable	1,713

Total Liabilities	27,008,092

Net Assets	$1,022,240,883

Net assets were comprised of:
Shares of beneficial interest, at par	$987,577
Paid-in capital in excess of par	995,654,794
Total distributable earnings (loss)	25,598,512

Net assets, February 28, 2022	$1,022,240,883

See Notes to Financial Statements.

PGIM Muni High Income Fund      39

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2022

Class A

Net asset value and redemption price per share, ($435,725,168 ÷ 42,060,046 shares of beneficial interest issued and outstanding)	$10.36

Maximum sales charge (3.25% of offering price)	0.35

Maximum offering price to public	$10.71

Class C

Net asset value, offering price and redemption price per share, ($57,173,781 ÷ 5,518,927 shares of beneficial interest issued and outstanding)	$10.36

Class Z

Net asset value, offering price and redemption price per share, ($476,168,078 ÷ 46,041,349 shares of beneficial interest issued and outstanding)	$10.34

Class R6

Net asset value, offering price and redemption price per share, ($53,173,856 ÷ 5,137,350 shares of beneficial interest issued and outstanding)	$10.35

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended February 28, 2022

Net Investment Income (Loss)

Interest income	$18,942,685

Expenses
Management fee	2,528,102
Distribution fee(a)	861,831
Transfer agent’s fees and expenses (including affiliated expense of $ 26,724)(a)	348,598
Registration fees(a)	49,226
Custodian and accounting fees	45,105
Audit fee	19,588
Shareholders’ reports	14,808
Legal fees and expenses	12,617
Trustees’ fees	10,431
Miscellaneous	14,786

Total expenses	3,905,092
Less: Fee waiver and/or expense reimbursement(a)	(128,204)
Custodian fee credit	(190)

Net expenses	3,776,698

Net investment income (loss)	15,165,987

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	1,820,328
Futures transactions	266,587

2,086,915

Net change in unrealized appreciation (depreciation) on:
Investments	(50,923,987)
Futures	(68,559)

(50,992,546)

Net gain (loss) on investment transactions	(48,905,631)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(33,739,644)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	557,638	304,193	—	—
Transfer agent’s fees and expenses	117,862	17,682	212,975	79
Registration fees	13,879	7,406	16,909	11,032
Fee waiver and/or expense reimbursement	(42,854)	(5,844)	(63,614)	(15,892)

See Notes to Financial Statements.

PGIM Muni High Income Fund      41

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended February 28, 2022	Four months ended August 31, 2021	Year Ended April 30, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ 15,165,987	$ 10,361,812	$ 29,902,174
Net realized gain (loss) on investment transactions	2,086,915	228,922	(3,021,599)
Net change in unrealized appreciation (depreciation) on investments	(50,992,546)	11,105,840	98,894,745

Net increase (decrease) in net assets resulting from operations	(33,739,644)	21,696,574	125,775,320

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,331,686)	(4,272,756)	(13,111,581)
Class B	—	—	(19,292)
Class C	(629,283)	(462,713)	(1,979,603)
Class Z	(7,338,176)	(5,196,105)	(14,703,348)
Class R6	(780,932)	(373,781)	(566,593)

	(15,080,077)	(10,305,355)	(30,380,417)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	139,205,522	89,878,439	271,561,788
Net asset value of shares issued in reinvestment of dividends and distributions	13,593,554	8,988,702	26,485,180
Cost of shares purchased	(145,598,261)	(43,183,177)	(168,716,358)

Net increase (decrease) in net assets from Fund share transactions	7,200,815	55,683,964	129,330,610

Total increase (decrease)	(41,618,906)	67,075,183	224,725,513

Net Assets:
Beginning of period	1,063,859,789	996,784,606	772,059,093

End of period	$1,022,240,883	$1,063,859,789	$ 996,784,606

See Notes to Financial Statements.

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended February 28,		Four months ended August 31,		Year Ended April 30,
	2022		2021		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.85		$10.73		$9.58	$10.28	$10.12	$10.12	$10.45
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.11		0.34	0.38	0.39	0.39	0.41
Net realized and unrealized gain (loss) on investment transactions	(0.49)		0.12		1.16	(0.70)	0.17	0.01	(0.33)
Total from investment operations	(0.34)		0.23		1.50	(0.32)	0.56	0.40	0.08
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.11)		(0.35)	(0.38)	(0.40)	(0.40)	(0.41)
Net asset value, end of period	$10.36		$10.85		$10.73	$9.58	$10.28	$10.12	$10.12
Total Return(b):	(3.16)%		2.11%		15.82%	(3.37)%	5.67%	3.99%	0.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$435,725		$447,158		$425,013	$342,085	$339,940	$322,606	$343,939
Average net assets (000)	$449,808		$438,859		$390,814	$367,591	$323,381	$337,410	$387,190
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80	%(d)	0.80	%(e)	0.80%	0.85%	0.85%	0.86%	0.87%
Expenses before waivers and/or expense reimbursement	0.82	%(d)	0.83	%(e)	0.82%	0.85%	0.85%	0.86%	0.87%
Net investment income (loss)	2.86	%(d)	2.91	%(e)	3.30%	3.60%	3.88%	3.86%	3.99%
Portfolio turnover rate(f)(g)	27%		7%		25%	53%	54%	36%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)	Annualized, with the exception of certain non-recurring expenses.

See Notes to Financial Statements.

PGIM Muni High Income Fund      43

Financial Highlights  (unaudited) (continued)

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended February 28,		Four months ended August 31,		Year Ended April 30,
	2022		2021		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.85		$10.73		$9.58	$10.28	$10.12	$10.12	$10.45
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.08		0.27	0.30	0.31	0.32	0.33
Net realized and unrealized gain (loss) on investment transactions	(0.49)		0.12		1.15	(0.70)	0.17	- (b)	(0.33)
Total from investment operations	(0.38)		0.20		1.42	(0.40)	0.48	0.32	0.00
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.08)		(0.27)	(0.30)	(0.32)	(0.32)	(0.33)
Net asset value, end of period	$10.36		$10.85		$10.73	$9.58	$10.28	$10.12	$10.12
Total Return(c):	(3.53)%		1.84%		14.94%	(4.09)%	4.88%	3.21%	0.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$57,174		$64,346		$65,412	$79,180	$95,749	$110,077	$119,937
Average net assets (000)	$61,343		$65,052		$75,826	$94,394	$104,786	$114,788	$127,425
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.57	%(e)	1.58	%(f)	1.57%	1.60%	1.60%	1.62%	1.62%
Expenses before waivers and/or expense reimbursement	1.59	%(e)	1.61	%(f)	1.59%	1.60%	1.60%	1.62%	1.62%
Net investment income (loss)	2.09	%(e)	2.13	%(f)	2.56%	2.85%	3.10%	3.11%	3.24%
Portfolio turnover rate(g)(h)	27%		7%		25%	53%	54%	36%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.

See Notes to Financial Statements.

PGIM Muni High Income Fund      45

Financial Highlights  (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended February 28,		Four months ended August 31,		Year Ended April 30,
	2022		2021		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.83		$10.71		$9.57	$10.26	$10.10	$10.11	$10.44
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.11		0.37	0.40	0.41	0.42	0.44
Net realized and unrealized gain (loss) on investment transactions	(0.49)		0.12		1.14	(0.69)	0.17	- (b)	(0.33)
Total from investment operations	(0.33)		0.23		1.51	(0.29)	0.58	0.42	0.11
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.11)		(0.37)	(0.40)	(0.42)	(0.43)	(0.44)
Net asset value, end of period	$10.34		$10.83		$10.71	$9.57	$10.26	$10.10	$10.11
Total Return(c):	(3.06)%		2.19%		15.98%	(3.06)%	5.90%	4.15%	1.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$476,168		$512,347		$482,104	$337,094	$404,188	$375,466	$336,781
Average net assets (000)	$483,692		$495,019		$411,850	$428,468	$385,217	$370,141	$307,480
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58	%(e)	0.57	%(f)	0.58%	0.62%	0.63%	0.62%	0.62%
Expenses before waivers and/or expense reimbursement	0.61	%(e)	0.60	%(f)	0.61%	0.62%	0.63%	0.62%	0.62%
Net investment income (loss)	3.08	%(e)	3.14	%(f)	3.52%	3.83%	4.08%	4.11%	4.24%
Portfolio turnover rate(g)(h)	27%		7%		25%	53%	54%	36%	39%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.

See Notes to Financial Statements.

PGIM Muni High Income Fund      47

Financial Highlights  (unaudited) (continued)

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended February 28,		Four months ended August 31,		Year Ended April 30,			June 27, 2017(a) through April 30
	2022		2021		2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.84		$10.72		$9.57	$10.27	$10.11	$10.23
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.12		0.37	0.40	0.42	0.36
Net realized and unrealized gain (loss) on investment transactions	(0.49)		0.12		1.16	(0.70)	0.17	(0.11)
Total from investment operations	(0.32)		0.24		1.53	(0.30)	0.59	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.12)		(0.38)	(0.40)	(0.43)	(0.37)
Net asset value, end of period	$10.35		$10.84		$10.72	$9.57	$10.27	$10.11
Total Return(c):	(3.01)%		2.22%		16.19%	(3.13)%	5.94%	2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53,174		$40,009		$24,256	$9,028	$6,998	$398
Average net assets (000)	$50,182		$34,742		$15,737	$8,116	$4,932	$53
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.49	%(e)	0.48	%(f)	0.49%	0.59%	0.60%	0.59	%(e)
Expenses before waivers and/or expense reimbursement	0.55	%(e)	0.57	%(f)	0.65%	0.73%	0.89%	25.88	%(e)
Net investment income (loss)	3.15	%(e)	3.22	%(f)	3.55%	3.85%	4.19%	4.31	%(e)
Portfolio turnover rate(g)(h)	27%		7%		25%	53%	54%	36%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Muni High Income Fund      49

Notes to Financial Statements  (unaudited)

1.     Organization

Prudential Investment Portfolios 4 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Massachusetts Business Trust. These financial statements relate only to the PGIM Muni High Income Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

2.     Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed

PGIM Muni High Income Fund      51

Notes to Financial Statements  (unaudited) (continued)

reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

PGIM Muni High Income Fund      53

Notes to Financial Statements  (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.49% of average daily net assets up to $1 billion;	0.49%
0.44% of average daily net assets over $1 billion.

The Manager has contractually agreed, through December 31, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements.

This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%

Class	Expense Limitations
C	—%
Z	0.58
R6	0.49

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly. The Fund’s annual distribution contractual rate and limit where applicable are as follows:

Class	Contractual Rate	Limit
A	0.25%	—%
C	1.00	—
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended February 28, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

FESL by Class	Amount
A	$118,303
C	—

CDSC by Class	Amount
A	$8,541
C	2,695

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.     Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM Muni High Income Fund      55

Notes to Financial Statements  (unaudited) (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended February 28, 2022, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of 17a-7 sales transactions were as follows:

Purchases	Sales	Realized Gain (Loss)
$40,510,000	$30,850,636	$—

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$298,840,252	$282,032,430

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$993,502,655	$56,262,197	$(13,969,242)	$42,292,955

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2021 of approximately $28,679,000 which can be carried forward for an unlimited period. The Fund utilized approximately $336,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended August 31, 2021. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2021 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.01 par value per share, currently divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6. The Fund currently does not have any Class B shares outstanding.

As of February 28, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	3,878	0.1%
R6	1,171	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	9	82.8%

PGIM Muni High Income Fund      57

Notes to Financial Statements  (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2022:
Shares sold	3,857,190	$41,362,617
Shares issued in reinvestment of dividends and distributions	550,128	5,845,496
Shares purchased	(3,661,934)	(38,964,265)
Net increase (decrease) in shares outstanding before conversion	745,384	8,243,848
Shares issued upon conversion from other share class(es)	415,099	4,413,760
Shares purchased upon conversion into other share class(es)	(304,874)	(3,265,167)
Net increase (decrease) in shares outstanding	855,609	$9,392,441

Four months ended August 31, 2021:
Shares sold	2,642,951	$28,684,130
Shares issued in reinvestment of dividends and distributions	360,051	3,906,439
Shares purchased	(1,422,788)	(15,446,207)
Net increase (decrease) in shares outstanding before conversion	1,580,214	17,144,362
Shares issued upon conversion from other share class(es)	228,846	2,475,905
Shares purchased upon conversion into other share class(es)	(216,720)	(2,351,705)
Net increase (decrease) in shares outstanding	1,592,340	$17,268,562

Year ended April 30, 2021:
Shares sold	5,823,287	$60,999,987
Shares issued in reinvestment of dividends and distributions	1,138,806	11,883,202
Shares purchased	(5,322,073)	(55,567,636)
Net increase (decrease) in shares outstanding before conversion	1,640,020	17,315,553
Shares issued upon conversion from other share class(es)	2,826,174	29,664,449
Shares purchased upon conversion into other share class(es)	(557,169)	(5,831,711)
Net increase (decrease) in shares outstanding	3,909,025	$41,148,291

Class B

Period ended June 26, 2020*:
Shares sold	7,559	$76,704
Shares issued in reinvestment of dividends and distributions	1,227	12,148
Shares purchased	(7,261)	(66,309)
Net increase (decrease) in shares outstanding before conversion	1,525	22,543
Shares purchased upon conversion into other share class(es)	(489,105)	(4,962,326)
Net increase (decrease) in shares outstanding	(487,580)	$(4,939,783)

Share Class	Shares	Amount

Class C
Six months ended February 28, 2022:
Shares sold	218,579	$2,340,368
Shares issued in reinvestment of dividends and distributions	54,778	582,302
Shares purchased	(412,849)	(4,408,191)
Net increase (decrease) in shares outstanding before conversion	(139,492)	(1,485,521)
Shares purchased upon conversion into other share class(es)	(270,864)	(2,885,192)
Net increase (decrease) in shares outstanding	(410,356)	$(4,370,713)

Four months ended August 31, 2021:
Shares sold	147,373	$1,596,362
Shares issued in reinvestment of dividends and distributions	39,299	426,349
Shares purchased	(168,314)	(1,823,714)
Net increase (decrease) in shares outstanding before conversion	18,358	198,997
Shares purchased upon conversion into other share class(es)	(185,647)	(2,010,933)
Net increase (decrease) in shares outstanding	(167,289)	$(1,811,936)

Year ended April 30, 2021:
Shares sold	919,757	$9,614,055
Shares issued in reinvestment of dividends and distributions	173,396	1,805,779
Shares purchased	(959,145)	(9,922,101)
Net increase (decrease) in shares outstanding before conversion	134,008	1,497,733
Shares purchased upon conversion into other share class(es)	(2,300,709)	(24,348,365)
Net increase (decrease) in shares outstanding	(2,166,701)	$(22,850,632)

PGIM Muni High Income Fund      59

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended February 28, 2022:
Shares sold	7,743,647	$82,557,652
Shares issued in reinvestment of dividends and distributions	602,081	6,384,920
Shares purchased	(9,080,704)	(96,803,663)
Net increase (decrease) in shares outstanding before conversion	(734,976)	(7,861,091)
Shares issued upon conversion from other share class(es)	282,430	3,019,590
Shares purchased upon conversion into other share class(es)	(797,788)	(8,579,037)
Net increase (decrease) in shares outstanding	(1,250,334)	$(13,420,538)

Four months ended August 31, 2021:
Shares sold	4,880,484	$52,880,900
Shares issued in reinvestment of dividends and distributions	395,384	4,282,133
Shares purchased	(2,206,804)	(23,892,642)
Net increase (decrease) in shares outstanding before conversion	3,069,064	33,270,391
Shares issued upon conversion from other share class(es)	237,134	2,569,253
Shares purchased upon conversion into other share class(es)	(1,024,242)	(11,005,195)
Net increase (decrease) in shares outstanding	2,281,956	$24,834,449

Year ended April 30, 2021:
Shares sold	17,811,968	$185,209,335
Shares issued in reinvestment of dividends and distributions	1,172,272	12,217,461
Shares purchased	(9,709,056)	(100,428,422)
Net increase (decrease) in shares outstanding before conversion	9,275,184	96,998,374
Shares issued upon conversion from other share class(es)	726,989	7,592,775
Shares purchased upon conversion into other share class(es)	(233,787)	(2,431,634)
Net increase (decrease) in shares outstanding	9,768,386	$102,159,515

Share Class	Shares	Amount

Class R6
Six months ended February 28, 2022:
Shares sold	1,212,245	$12,944,885
Shares issued in reinvestment of dividends and distributions	73,617	780,836
Shares purchased	(514,139)	(5,422,142)
Net increase (decrease) in shares outstanding before conversion	771,723	8,303,579
Shares issued upon conversion from other share class(es)	675,553	7,296,046
Net increase (decrease) in shares outstanding	1,447,276	$15,599,625

Four months ended August 31, 2021:
Shares sold	619,639	$6,717,047
Shares issued in reinvestment of dividends and distributions	34,468	373,781
Shares purchased	(186,890)	(2,020,614)
Net increase (decrease) in shares outstanding before conversion	467,217	5,070,214
Shares issued upon conversion from other share class(es)	960,036	10,322,675
Net increase (decrease) in shares outstanding	1,427,253	$15,392,889

Year ended April 30, 2021:
Shares sold	1,498,597	$15,661,707
Shares issued in reinvestment of dividends and distributions	54,109	566,590
Shares purchased	(262,967)	(2,731,890)
Net increase (decrease) in shares outstanding before conversion	1,289,739	13,496,407
Shares issued upon conversion from other share class(es)	29,996	316,812
Net increase (decrease) in shares outstanding	1,319,735	$13,813,219

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

PGIM Muni High Income Fund      61

Notes to Financial Statements  (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2022.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

PGIM Muni High Income Fund      63

Notes to Financial Statements  (unaudited) (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBORs”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to

PGIM Muni High Income Fund      65

Notes to Financial Statements  (unaudited) (continued)

result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. Municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

10. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Muni High Income Fund      67

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Muni High Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM MUNI HIGH INCOME FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PRHAX	PHICX	PHIZX	PHIQX

CUSIP	74440M104	74440M302	74440M401	74440M609

MF133E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 19, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 19, 2022